UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: March 31, 2013 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 05/10/2013
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 26
            Form 13F Information Value Total (thousands): $426,016 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        313       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      26222  251648   SH            SOLE             251648
CALAMOS ASSET MGMT INC      CL A                12811R 10 4      16320 1386589   SH            SOLE            1386589
D S T SYSTEMS INC           COM                 233326 10 7      20186  283231   SH            SOLE             283231
DELL INC                    COM                 24702R 10 1      33665 2349241   SH            SOLE            2349241
HUMANA INC		    COM			444859 10 2	 20303	293774	 SH	       SOLE		293774
ILLINOIS TOOL WKS INC       COM                 452308 10 9      15060  247123   SH            SOLE             247123
INTEL CORPORATION	    COM			458140 10 0      27039 1238342   SH            SOLE            1238342
J P MORGAN CHASE & CO       COM                 46625H 10 0      30118  634594   SH            SOLE             634594
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        570   40000   SH            SOLE              40000
JOHNSON & JOHNSON           COM                 478160 10 4      32033  392899   SH            SOLE             392899
LOCKHEED MARTIN CORP        COM                 539830 10 9      29631  306991   SH            SOLE             306991
MAGNA INTL INC              COM                 559222 40 1      15302  260687   SH            SOLE             260687
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7      14020  311141   SH            SOLE             311141
MICROSOFT 		    COM			594918 10 4	 27413  958330   SH	       SOLE		958330
MERCK & CO INC NEW          COM                 58933Y 10 5      28295  640169   SH            SOLE             640169
NYSE EURONEXT               COM                 629491 10 1       2063   53387   SH            SOLE              53387
RESOLUTE FST PRODS INC      COM			76117W 10 9	   227	 14000	 SH	       SOLE		 14000
PROCTER & GAMBLE CO         COM                 742718 10 9        253    3282   SH            SOLE               3282
STRAYER ED INC		    COM			863236 10 5	 16051	331776	 SH	       SOLE		331776
WASHINGTON POST CO	    CL B		969640 10 8	   224	   500	 SH	       SOLE		   500
SYSCO CORP                  COM                 871829 10 7      22756  647037   SH            SOLE             647037
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9        897   11084   SH            SOLE              11084
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        505    6239   SH            SOLE               6239
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9      30418 1071065   SH            SOLE            1071065
WAL MART STORES INC         COM                 931142 10 3      16132  215576   SH            SOLE             215576